Long-Term Debt	6 Months Ended
Jun. 30, 2018
Long-Term Debt [Abstract]
Long-Term Debt

5.Long-Term Debt

Facility	June 30, 2018	December 31, 2017
(a) Credit Facilities	65,000	250,104
(b) Term Bank Loans	1,619,266	1,512,978

Total	1,684,266	1,763,082
Less deferred finance costs, net	(12,181)	(11,213)
Total long-term debt	1,672,085	1,751,869
Less current portion of debt	(260,619)	(228,967)
Add deferred finance costs, current portion	3,370	3,084

Total long-term portion, net of current portion and deferred finance costs	1,414,836	1,525,986

(a)Credit facilities

As at June 30, 2018, the Company had one open reducing revolving credit facility, which is reduced in semi-annual installments with balloon payment due at maturity February 2019. Interest is payable at a rate based on LIBOR plus a spread. At June 30, 2018, the interest rate on the above facility was 3.08%.

(b)Term bank loans

Term loan balances outstanding at June 30, 2018, amounted to $1,619,266. These bank loans are payable in U.S. Dollars in quarterly or semi-annual installments, with balloon payments due at maturity between October 2018 and January 2027. Interest rates on the outstanding loans as at June 30, 2018 are based on LIBOR plus a spread.

On February 15, 2018, the Company signed a new five-year loan for the refinancing of loans maturing between October 2018 and April 2019, relating to eleven vessels. The total new loan amounted to $162,575 and was drawn on April 3, 2018. The new loan is repayable in ten semi-annual installments of $11,561, commencing six months after the drawdown date, plus a balloon of $46,965 payable together with the last installment. On April 4, 2018, the Company prepaid $181,168 relating to the outstanding debt on the above eleven vessels.

On April 27, 2018, the Company signed a supplemental agreement on the loan agreement dated January 31, 2012 for a $12,475 top-up tranche to the existing loan for the early refinancing of the shuttle tanker Rio 2016.The top-up was drawn down on April 30, 2018 and is repayable in twelve equal semi-annual installments of $3,203, plus a balloon payment of $38,438 payable together with the last installment.

On June 7, 2018, the Company signed a new six-year loan agreement for $80,000 relating to the early refinancing of the shuttle tanker Brasil 2014. The Company repaid the amount of $66,658, which was outstanding at the refinancing date and drew down $80,000 on the same date. The new loan is repayable in twelve semi-annual installments of $3,745 for the first six installments and $3,412.5 for the following six installments, commencing six months after the drawdown date, plus a balloon of $37,055 payable together with the last installment.

On June 28, 2018, the Company signed a new term bank loan for $48,650 relating to the refinancing of three aframax tankers, Maria Princess, Nippon Princess and Ise Princess, which were approaching maturity. The loan is repayable in ten semi-annual installments of $3,041, plus a balloon payment of $18,240 payable together with the last installment.

At June 30, 2018, interest rates on these term bank loans ranged from 3.54% to 5.33%.

The weighted-average interest rates on the above executed loans for the applicable periods were:

Three months ended June 30, 2018	4.25%
Three months ended June 30, 2017	3.42%

Six months ended June 30, 2018	4.00%
Six months ended June 30, 2017	3.32%

The above revolving credit facilities and term bank loans are secured by first priority mortgages on all vessels, by assignments of earnings and insurances of the respectively mortgaged vessels, and by corporate guarantees of the relevant vessel-owning subsidiaries.

The loan agreements include, among other covenants, covenants requiring the Company to obtain the lenders’ prior consent in order to incur or issue any financial indebtedness, additional borrowings, pay dividends in an amount more than 50% of cumulative net income (as defined in the related agreements), sell vessels and assets and change the beneficial ownership or management of the vessels. Also, the covenants require the Company to maintain a minimum liquidity, not legally restricted, of $107,435 at June 30, 2018 and $113,427 at December 31, 2017, a minimum hull value in connection with the vessels’ outstanding loans and insurance coverage of the vessels against all customary risks. Three loan agreements require the Company to maintain throughout the security period, an aggregate credit balance in a deposit account of $3,250 and two other loan agreements require a monthly pro rata transfer to a retention account of any principal due but unpaid.

As at June 30, 2018, the Company and its wholly and majority owned subsidiaries had thirty loan agreements, totaling $1,684,266. The Company fulfilled its requirements in respect of the financial covenants of all the agreements in relation to the leverage ratio and all other terms and covenants, apart from the value-to-loan requirement in certain of its loan agreements in respect of which an amount of $6,833 has been reclassified within current liabilities at June 30, 2018.

The Company’s liquidity requirements relate primarily to servicing its debt, funding the equity portion of investments in vessels and funding expected capital expenditure on dry-dockings and working capital. As of June 30, 2018, and December 31, 2017, the Company’s working capital (non-restricted net current assets), amounted to $20.0 million and $50.5 million deficit, respectively.

The annual principal payments required to be made after June 30, 2018, are as follows:

Period/Year	Amount

July to December 2018	87,381
2019	248,037
2020	264,759
2021	282,319
2022	221,151
2023 and thereafter	580,619

1,684,266